Receivables and Related Allowances - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Gas utility customer accounts receivable balance	$ 145,108	$ 148,173